Property, Plant and Equipment, Net, and Investment Property, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net, and Investment Property, Net
Property, Plant and Equipment, Net, and Investment Property, Net
11.	Property, Plant and Equipment, Net, and Investment Property, Net

Property, Plant and Equipment, Net

Changes in the carrying amounts of property, plant and equipment for the years ended December 31, 2024 and 2023, are as follows:

			Network and												Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2023	Ps.	11,459,587	Ps.	186,550,056	Ps.	6,026,094	Ps.	1,214,427	Ps.	3,026,747	Ps.	9,241,759	Ps.	3,549,060	Ps.	11,570,777	Ps.	232,638,507
Additions		1,247		11,569,757		—		11,260		50,953		232,867		27,842		2,814,090		14,708,016
Dismantling cost		—		5,536		—		—		—		—		—		—		5,536
Retirements and reclassifications to other accounts		(224,357)		(4,592,708)		—		(1,724)		(130,966)		(14,512)		(25,292)		828,399		(4,161,160)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(602,197)		(602,197)
Transfers investment property		(268)		—		—		—		—		—		—		—		(268)
Transfers and reclassifications		378,264		4,682,990		—		38,053		18,735		223,467		323,662		(5,665,171)		—
Effect of translation		4,974		(421,510)		—		(124)		(1,642)		(1,515)		(617)		4,594		(415,840)
December 31, 2023		11,619,447		197,794,121		6,026,094		1,261,892		2,963,827		9,682,066		3,874,655		8,950,492		242,172,594
Additions		20,922		5,013,043		—		8,206		22,488		32,133		43,381		3,957,224		9,097,397
Dismantling cost		—		12,122		—		—		—		—		—		—		12,122
Retirements and reclassifications to other accounts		(5,535,721)		(9,541,826)		—		(122,101)		(1,242,130)		(2,951,681)		(1,347,560)		1,194,187		(19,546,832)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(770,090)		(770,090)
Transfers investment property		—		—		—		—		—		—		—		—		—
Transfers and reclassifications		21,292		5,907,840		—		25,154		4,894		75,477		106,827		(6,141,484)		—
Effect of translation		—		946,672		—		494		3,818		2,978		1,274		1,150		956,386
December 31, 2024	Ps.	6,125,940	Ps.	200,131,972	Ps.	6,026,094	Ps.	1,173,645	Ps.	1,752,897	Ps.	6,840,973	Ps.	2,678,577	Ps.	7,191,479	Ps.	231,921,577

Accumulated depreciation:
January 1, 2023	Ps.	(4,506,426)	Ps.	(128,026,045)	Ps.	(4,535,897)	Ps.	(800,016)	Ps.	(1,969,282)	Ps.	(7,676,900)	Ps.	(2,887,542)	Ps.	—	Ps.	(150,402,108)
Depreciation of the year		(357,525)		(16,085,521)		(282,414)		(84,874)		(199,009)		(405,514)		(219,376)		—		(17,634,233)
Retirements		291,328		3,041,980		—		1,462		78,311		5,385		3,708		—		3,422,174
Transfers investment property		(83,260)		—		—		—		—		—		—		—		(83,260)
Effect of translation		(543)		371,712		—		96		361		1,588		195		—		373,409
December 31, 2023		(4,656,426)		(140,697,874)		(4,818,311)		(883,332)		(2,089,619)		(8,075,441)		(3,103,015)		—		(164,324,018)
Depreciation of the year		(119,869)		(15,299,488)		(282,414)		(69,291)		(120,510)		(184,693)		(182,509)		—		(16,258,774)
Impairment		—		—		(20,044)		—		—		—		—		—		(20,044)
Retirements		2,162,396		7,387,294		—		95,404		664,112		1,949,903		1,062,713		—		13,321,822
Transfers investment property		(83,645)		—		—		—		—		—		—		—		(83,645)
Effect of translation		—		(887,584)		—		(148)		(1,728)		(2,623)		(574)		—		(892,657)
December 31, 2024	Ps.	(2,697,544)	Ps.	(149,497,652)	Ps.	(5,120,769)	Ps.	(857,367)	Ps.	(1,547,745)	Ps.	(6,312,854)	Ps.	(2,223,385)	Ps.	—	Ps.	(168,257,316)

Carrying amount:
January 1, 2023	Ps.	6,953,161	Ps.	58,524,011	Ps.	1,490,197	Ps.	414,411	Ps.	1,057,465	Ps.	1,564,859	Ps.	661,518	Ps.	11,570,777	Ps.	82,236,399
December 31, 2023	Ps.	6,963,021	Ps.	57,096,247	Ps.	1,207,783	Ps.	378,560	Ps.	874,208	Ps.	1,606,625	Ps.	771,640	Ps.	8,950,492	Ps.	77,848,576
December 31, 2024	Ps.	3,428,396	Ps.	50,634,320	Ps.	905,325	Ps.	316,278	Ps.	205,152	Ps.	528,119	Ps.	455,192	Ps.	7,191,479	Ps.	63,664,261

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Depreciation charges are presented in Note 21. Depreciation charged to income for the years ended December 31, 2024 and 2023, was Ps.16,258,774 and Ps.17,634,233, respectively, which included Ps.21,340 and Ps.239,743, corresponding to the depreciation of discontinued operations, for the years ended December 31, 2024 and 2023.

Derived from the annual impairment test of intangible assets with indefinite useful lives at the Sky CGU, in the fourth quarter of 2024 the Group recognized an impairment loss in satellite transponders in the aggregate amount of Ps.20,044 (see Note 22).

Property, plant and equipment include the following carrying amounts of technical equipment leased to subscribers in the Cable and Sky segments as of December 31, 2024 and 2023:

	2024		2023
Subscriber leased set-top equipment	Ps.	60,963,692	Ps.	60,104,574
Accumulated depreciation		(43,883,230)		(39,556,789)
	Ps.	17,080,462	Ps.	20,547,785

Property, plant and equipment include the following carrying amounts of dismantling costs (technical equipment) related to incurred obligations in the Cable segment as of December 31, 2024 and 2023:

	2024		2023
Dismantling costs	Ps.	1,154,446	Ps.	1,138,606
Accumulated depreciation		(726,813)		(624,549)
	Ps.	427,633	Ps.	514,057

Investment Property, Net

Beginning in the first quarter of 2022, in connection with the TelevisaUnivision Transaction, the Group leases some buildings and land to TelevisaUnivision under operating lease agreements. These operating lease agreements contain initial non-cancellable periods between 7 and 19 years. Subsequent renewals are negotiated with the lessee and average renewal periods are of five years. The leased buildings and land are in Mexico City and include the Group’s San Angel, Chapultepec facilities and part of the Company’s headquarters. These properties are classified as investment properties in accordance with IFRS Accounting Standards given that such properties are held by the Group primarily to earn rentals rather than for use in the production or supply of goods or services or for administrative purposes, or sale in the ordinary course of business (see Note 3).

Changes in the carrying amount of investment property for the years ended December 31, 2024 and 2023, are as follows:

	Buildings and Land
Cost:
January 1, 2023	Ps.	3,867,406
Additions		—
Retirements		—
December 31, 2023		3,867,406
Transfers investment property		—
December 31, 2024	Ps.	3,867,406

Accumulated depreciation:
January 1, 2023	Ps.	(993,973)
Depreciation of the period		(83,260)
December 31, 2023		(1,077,233)
Depreciation of the period		(83,645)
December 31, 2024	Ps.	(1,160,878)

Carrying amount:
December 31, 2023	Ps.	2,790,173
December 31, 2024	Ps.	2,706,528

Depreciation charges are presented in Note 21.

As of December 31, 2024 and 2023, the fair value of the Group’s investment property amounted to Ps.11,264,339 and Ps.9,622,031, respectively, as measured by an independent appraiser who holds a recognized and relevant professional qualification and experience in the investment property being valued.

Net lease income from investment property, net of direct operating expenses amounted to Ps.360,813,Ps.325,205 and Ps.311,343, for the years ended December 31, 2024, 2023 and 2022, respectively, and was accounted for as a reduction of the Group’s corporate expense included in administrative expenses (see Note 21).

A maturity analysis of undiscounted contractual lease payments to be received by the Group as of December 31, 2024 for buildings and land subject to operating leases is presented as follows (Thousands of U.S. dollars):

	Undiscounted
Year	Lease Payments
2025	U.S.$	22,604
2026		22,604
2027		22,604
2028		22,604
2029		21,042
Thereafter		278,900